Income and expenses - Disaggregated revenue information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Materialise Software [Member]
Geographical markets
United States of America (USA)	€ 11,981	€ 11,939
Americas other than USA	501	533
Europe (without Belgium) & Africa	18,749	15,702
Belgium	235	112
Asia Pacific	11,436	10,768
Total revenue from contracts with customers	42,902	39,054
Type of goods or service
Software revenue (non-medical)	42,902	39,054
Other	0	0
Timing of revenue recognition
Goods/Services transferred at point in time	19,832	15,536
Goods/Services transferred over time	23,070	23,518
Total segments
Geographical markets
United States of America (USA)	69,140	47,265
Americas other than USA	6,297	5,297
Europe (without Belgium) & Africa	103,530	93,323
Belgium	6,947	7,017
Asia Pacific	19,536	17,516
Total revenue from contracts with customers	205,450	170,418
Type of goods or service
Software revenue (non-medical)	42,902	39,054
Software revenue (medical)	22,856	19,808
Medical devices and services	50,512	41,921
Manufacturing	89,180	69,635
Timing of revenue recognition
Goods/Services transferred at point in time	159,635	128,646
Goods/Services transferred over time	45,815	41,772
Materialise Medical [Member]
Geographical markets
United States of America (USA)	38,507	28,173
Americas other than USA	4,576	4,504
Europe (without Belgium) & Africa	22,098	20,781
Belgium	1,177	2,335
Asia Pacific	7,010	5,936
Total revenue from contracts with customers	73,368	61,729
Type of goods or service
Software revenue (medical)	22,856	19,808
Medical devices and services	50,512	41,921
Timing of revenue recognition
Goods/Services transferred at point in time	54,355	46,286
Goods/Services transferred over time	19,013	15,443
Unallocated
Geographical markets
Belgium		31
Total revenue from contracts with customers		31
Timing of revenue recognition
Goods/Services transferred at point in time		31
Materialise Manufacturing [Member]
Geographical markets
United States of America (USA)	18,652	7,153
Americas other than USA	1,220	260
Europe (without Belgium) & Africa	62,683	56,840
Belgium	5,535	4,570
Asia Pacific	1,090	812
Total revenue from contracts with customers	89,180	69,635
Type of goods or service
Manufacturing	89,180	69,635
Timing of revenue recognition
Goods/Services transferred at point in time	85,448	66,824
Goods/Services transferred over time	3,732	2,811
Consolidated
Geographical markets
United States of America (USA)	69,140	47,265
Americas other than USA	6,297	5,297
Europe (without Belgium) & Africa	103,530	93,323
Belgium	6,947	7,048
Asia Pacific	19,536	17,516
Total revenue from contracts with customers	205,450	170,449
Type of goods or service
Software revenue (non-medical)	42,902	39,054
Software revenue (medical)	22,856	19,808
Medical devices and services	50,512	41,921
Manufacturing	89,180	69,635
Timing of revenue recognition
Goods/Services transferred at point in time	159,635	128,677
Goods/Services transferred over time	€ 45,815	€ 41,772